UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: December 31 ,2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

December 31, 2009

Letter to Shareholders

After struggling for much of the first half of 2009, the S&P 500 and other major indices had remarkable rallies that saw 2009 end with substantial positive returns.  The S&P 500 lost 25.1% form January 1, 2009 through its bottom on March 9.  It then rose almost 65% to finish the year with a 26.46% total return.

The strength of the markets’ recovery was due to a variety of reasons.  Primary were relief that we avoided a financial system failure and that most businesses weathered the storm reasonably well.  The latter part of the stock market advance was ironically fueled in large part by fear.  Many investors feared being left behind and therefore kept putting money back into the market, which in turn pushed prices higher.

Our 2008 results were generally better than the market indices because we had incrementally increased cash and conservative positions.  Conversely we trailed the indices in 2009 because we incrementally phased cash positions back into stocks and ended the year still with significant conservative allocations.

As I wrote in our Semi-Annual Report, “It is unrealistic to think that stocks will continue to rise without at least some retreats. While many companies have recently reported better than expected earnings, many achieved those results by reduced spending and more efficient use of technology and existing resources. The profits did not come on increased sales. Profit is not the same thing as growth.”

The main surprise of 2009 was that the markets advanced so far without a correction of 10% or more along the way.  We entered 2010 with the same prudent outlook: a market such as we have experienced is due to have a correction.  Indeed, as I write the short-term trend has been down and at its recent low point was down about 8% from its January peak.  We have taken this downturn as an opportunity to do some cautious buying.

There is definitely evidence that the global economy is recovering. However to think that all is well would be naïve. There are still systemic problems here and abroad.  Actual unemployment is well above the government numbers, since the statistics leave out people who have either stopped looking for jobs or have taken part-time work at significantly lower pay.  And we must consider the massive government deficits at federal and state levels to be dangerous.

I am cautiously optimistic that growth will continue.  The question is whether real growth can be strong enough to pay for all the deficit spending, stimulate business, reduce unemployment and provide support for increasing stock prices.  We think that the outlook for the next two or three years is reasonably positive and that we will see an environment for continued gains in stocks.  However, significant risks remain and investors need to examine their allocations and objectives carefully.

On the bond side two schools of thought have been at odds with each other.  One sees a danger of deflation or very low inflation and therefore continuing low interest rates.  The other sees massive deficit spending as a fuel for inflation.  We lean toward an inflationary scenario that will produce higher interest rates over the next couple years.  Therefore our bond funds continue to have relatively short average maturities.  If interest rates rise we will be in a good position to turn over maturing securities into higher yielding ones and avoid significant price decreases.

Risk is always part of the investment consideration.  Investors should carefully consider their cash flow needs and both short and long term goals before investing.  We continue to work hard to manage your money prudently, with integrity and sound principles and not with fear. Your confidence and support are appreciated more than you know.   Thank you.

Sincerely,

J. André Weisbrod

Chairman of the Board of Trustees

Management Discussion of Performance

January 1 – December 31, 2009

Overall Market Performance

The first half of 2009 saw a tremendous drop in stock values culminating in a drastic sell off in February and early March.  At one point the S&P was down over 25% from the December 31, 2008 close.  From that fear-induced bottom, the markets recovered dramatically and by the end of December had risen almost 65% to finish the year with a 26.46% total return.  The EAFE International Index total return for 2009 was 31.78% and the Russell 2000 returned 27.17%.

Interest rates on government debt remained in historically low ranges.  The Federal Reserve has continued in an aggressive stimulation mode, keeping treasury yields below 1% for maturities less than two years.  At the end of the year the yield on 3-month treasury bills was .06%, .47% for one-year, 1.70% for three year treasuries and 2.69% for five years.  The total return for the Barcap Aggregate Bond index for the 12 months was 5.9%.  The Barcap 1-3 year Government Index’s total return was 1.41% while taxable money market funds averaged only .17% for the year.

STAAR AltCat Fund

Our large cash position in the AltCat Fund made the rollercoaster ride less thrilling and preserved value during the downturn.  While we did some cautious buying into the market rebound we retained a relatively large cash position.  Therefore the AltCat Fund trailed the S&P 500 for 2009.

Of the positions held at the beginning of the year, the best performers were the Eaton Vance Greater India Fund (+93.78%), Ivy Pacific Opportunities Fund (+69.32%), iShares Australia Index Fd (+67.9%), iShares Dow Jones US Basic Materials Index (+64.37%), Franklin Natural Resources Fund (+62.34%) and iShares S&P North Amer Tech-Multimed Ntwrk Index (+60.57%).   Our best performing positions added during the year included July purchases of Walter Industries, which increased over 100% by year-end.  March purchases of Internet HLDRS rose 86%, Powershares DB base Metals Fund increased 83.6%, iShares Taiwan was up 75.8% and BLDRS Emerging Markets 50 ADR rose 60.5%.  Our July purchase of Textainer Group Holdings, Ltd appreciated over 54.87% plus a substantial dividend.

Of the positions held at the beginning of the year, the worst performers included FCG (Revere Natural gas index), which increased only +2.2%.  iShares Japan Index Fund returned only +3.14%.  Our worst performing positions added during the year included Powell Ind. at 0%.  Two positions were bought and sold due to deteriorating price during the year: Papa John’s was sold at a -11.0% loss and NVE Corp was sold with a -11.7% loss.

We are pleased to report that at the end of December the ACF retained its Five-Star rating from Morningstar.

STAAR General Bond Fund

Low interest rates among government securities and quality corporations prevented significant returns in bonds unless one was to take higher risks in the high yield (“junk”) bond markets or time purchases of longer term bonds that could have resulted in higher gains.  Our objectives do not allow investing in “junk” bonds and the risk of higher future interest rates caused us to continue with shorter maturities.

STAAR International Fund

International markets recovered stronger than the USA markets after being down 30% in the first quarter.  By the end of the year the EAFE Index was up 31.78%.  The International Fund performed almost equal to the EAFE, yet did so holding more than 20% cash most of the year.

Among those held at the beginning of the year, the best performing positions were Eaton Vance Greater India Fund (+93.78%), Templeton Developing markets Fund (+73.92%), iShares Australia Index (+67.9%), BLDRS Emerging Markets 50 ADR Index (+65.54%) and the Putnam International Capital Opportunities Fund (+56.76%).

Our best performing positions added during the year included March purchases of iShares Taiwan index (+75.8%) and iShares Brazil Index (+74.6%) plus April purchases of First Trust ISE Chindia Fund (+77.4%), iShares MSCI Belgium Index (+53.9%) and iShares MSCI Austria Index (+53.8%).

Of the positions held at the beginning of the year, the worst performer was iShares Japan Index Fund, which returned only +3.14%.  All other positions returned above 26% except the cash position.

We are pleased to report that at the end of December the INTF retained its Five-Star rating from Morningstar.

STAAR Larger Company Stock Fund

As with our other equity funds, the LCSF navigated the big early year dip with less of a downturn due to a large cash position.  Continued conservative cash positions caused the total return for the year to be less than the S&P 500.

The best performing positions held since the beginning of the year included Calamos Growth Fund (+52.47%), Heartland Select Value (+38.6%), iShares Dow Jones US Medical Devices (+38.5%), and American Funds Fundamental Investors Fund (+33.4%).   In March we bought Internet HLDRS Fund (+85.9%), FLS – Flowserve Corp (+48.5%), MDR – McDermott International (+38.3%), APC – Anadarko Petroleum New (+38.0%) and IBM – International Business Machines (+35.6%)

The worst performing positions held since the beginning of he year included Brandywine Blue Fund (+9.3%), American Funds Washington and Franklin Rising Dividends Fund (+17.1%).Of positions bought during the year, only Walgreen’s (-3.1%) had significantly disappointing results.

STAAR Short Term Bond Fund

Low interest rates among government securities and quality corporate bonds prevented significant returns in short-term bonds unless one was to take higher risks in the high yield (“junk”) bond markets.  Our objectives do not allow for such risks.  However, the STBF’s return exceeded the Barcap 1-3 Yr Government index.

STAAR Smaller Company Fund

The smaller company market as represented by the Russell 2000 Index beat the S&P 500 Index by less than 1 percent.  In spite of holding 20% or more cash most of the year, the SCSF performed only slightly behind the Russell 2000.

Among the best performing positions since the beginning of the year were the Royce Opportunity Fund (+62.1%), Wasatch Small Cap Value Fund (+55.9%) and the Satuit Capital Microcap Fund (+50.0%).  During the year we made purchases of new positions that performed very well.  These included Walter Energy Inc. (+110.6%) plus Web MD, Nalco Holding Co. and United Guardian, all of which returned over 60%.  We were also pleased with the purchase of Textainer Group Holdings, which appreciated 54.8% plus a substantial dividend.

The worst positions included the iShares Russell 2000 Value Index (+20.6%) and the Keeley Small Cap Value Fund (+21.7%).

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

DECEMBER 31, 2009 (UNAUDITED)

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2009

AltCat (Alternative Categories) Fund -- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 12/31/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR AltCat Fund (ACF)	+3.32%	+18.07%	+18.07%	-2.96%	+2.69%	+2.79%	+3.88%	+4.22%
S&P 500 Index	+6.04%	+26.46%	+26.46%	-5.63%	+0.42%	-0.95%	+3.96%	+5.79%
Morningstar Large Blend Fds Avg	+5.72%	+28.17%	+28.17%	-5.53%	+0.46%	+0.01%	+3.24%	+4.74%

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2009

STAAR General Bond Fund -- A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 12/31/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Pub. Incept. (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR General Bond Fund (GBF)	+0.61%	+6.13%	+6.13%	+2.92%	+2.51%	+4.07%	+4.26%	+4.08%
LB/Barcap Intermed Gov/Cred Index	+0.31%	+5.25%	+5.25%	+5.90%	+4.66%	+5.93%	+5.91%	+5.87%
Morningstar Intermed-Term Bd Fd Avg	+1.16%	+13.97%	+13.97%	+4.45%	+3.84%	+5.53%	+5.18%	+5.22%

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2009

International Fund -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 12/31/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR International Fund (INTF)	+2.88%	+31.49%	+31.49%	-3.46%	+4.99%	+1.67%	+3.78%	+4.86%
EAFE Index	+2.18%	+31.78%	+31.78%	-6.04%	+3.54%	+1.17%	+3.95%	+4.33%
Morningstar Foreign Large Blend Fds	+2.81%	+31.24%	+31.24%	-6.15%	+3.58%	+0.62%	+3.48%	+4.34%

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2009

Larger Company Stock Fund -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 12/31/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Larger Company Stock Fund (LCSF)	+4.06%	+16.50%	+16.50%	-7.03%	-1.83%	-1.33%	+2.09%	+3.35%
S&P 500 Index	+6.04%	+26.46%	+26.46%	-5.63%	+0.42%	-0.95%	+3.96%	+5.79%
Morningstar Large Blend Funds Avg.	+5.72%	+28.17%	+28.17%	-5.53%	+0.46%	+0.01%	+3.24%	+4.74%

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2009

STAAR Short Term Bond Fund -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.

For periods ending 12/31/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Short Term Bond Fund (STBF)	+0.14%	+1.79%	+1.79%	+2.11%	+1.99%	+4.06%	+4.38%	+4.33%
LB/Barcap 1-3 Year Govt Index	+0.09%	+1.41%	+1.41%	+5.03%	+4.18%	+4.65%	+4.87%	+4.92%
Morningstar Short-Term Bd Fd Avg	+1.11%	+9.30%	+9.30%	+3.47%	+3.28%	+4.14%	+4.09%	+4.18%

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2009

Smaller Company Stock Fund -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 12/31/09	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return[1]	Five Year Avg. Annual Return[1]	Ten Year Avg. Annual Return[1]	Since Public Inception (5/28/97) [1]	Since Private Inception (4/4/96) [1]
STAAR Smaller Company Stock Fund (SCSF)	+2.76%	+25.78%	+25.78%	-7.51%	-1.00%	+2.43%	+5.41%	+5.56%
Russell 2000 Index	+3.87%	+27.17%	+27.17%	-6.07%	+0.51%	+3.51%	+5.46%	+6.03%
Morningstar Small Blend Fds Avg	+4.85%	+31.80%	+31.80%	-6.11%	+0.47%	+5.85%	+7.07%	+7.76%

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-888-717-8227 or visit www.staarfunds.com

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

	STAAR General Bond Fund
	Schedule of Investments
	December 31, 2009

Shares		Value

Short Term Corporate - 20.98%
50,000	Bank of America Corp., 4.375%, 12/1/10	$ 51,618
100,000	Clorox Co., 4.20%, 1/15/10**	100,091
100,000	General Electric, 4.25%, 9/13/10	102,814
100,000	IB-Capital One, 5.70%, 9/15/11	105,037
100,000	Simon Property Group L.P., 4.875%, 3/18/10	100,661
		460,221

Intermediate Corporate - 30.09%
50,000	E.I. Du Pont De Nemour, 5.00%, 7/15/13	53,862
100,000	IB-Alcoa, Inc., 5.375%, 1/15/13	104,290
100,000	IB-Home Depot, Inc., 5.25%, 12/16/13	107,056
200,000	IB-United Health Group, 4.75%, 2/10/14	204,923
50,000	Philip Morris International, 4.875%, 5/16/13	52,783
100,000	IB-Merrill Lynch, 6.05%, 5/16/16	100,900
2,500	Pimco Corporate Opportunity Fund	36,000
		659,814
Short Term US Gov't/Gov't Agency - 6.82%
43,000	IB-Fed National MTG ASSN, 4.375%, 6/21/10	43,806
100,000	IB-Fed HM LN MTG CP, 4.375%, 11/9/11	105,772
		149,578
Long Term US Gov't/Gov't Agency - 2.23%
50,000	Freddie Mac, 4.00%, 3/15/21	48,839

Intermediate US Gov't/Gov't Agency - 26.00%
200,000	Federal Home Loan Bank, 1.75%, 12/17/14	197,188
200,000	Federal Home Loan Mortgage, 1.50%, 5/15/13	200,521
100,000	Federal Home Loan Mortgage, 2.00%, 5/15/14	99,845
700	Ishares Barclays TIPS Bond	72,730
		570,284

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,845,899) - 86.12%		1,888,736

SHORT TERM INVESTMENTS - 13.13%
288,033	Short-term Investment Company Prime Portfolio 0.14% * (Cost $288,033)	288,033

TOTAL INVESTMENTS (Cost $2,133,932) - 99.25%		2,176,769

OTHER ASSETS LESS LIABILITIES - 0.75%		16,358

NET ASSETS - 100.00%		$ 2,193,127

* Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
**Callable bond in the year 2009.
The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

	STAAR Short-Term Bond Fund
	Schedule of Investments
	December 31,2009

Shares		Value

Intermediate US Gov't/Gov't Agency - 12.32%
400,000	Federal Home Loan Bank, 1.75%, 12/17/14	$ 394,375

Short Term Corporate - 34.24%
140,000	American Express Travel, 5.25%, 11/21/2011	146,814
100,000	CBS Corp., 6.625%, 5/15/11	104,796
300,000	Clorox Co., 4.20%, 1/15/2010**	300,273
75,000	General Electric, 4.25%, 9/13/10	77,110
50,000	IB-Capital One, 5.70%, 9/15/11	52,519
100,000	IB-Merrill Lynch, 5.77%, 7/25/11	105,714
100,000	Morgan Stanley, 4.00%, 1/15/10	100,073
100,000	PNC Funding Corp., 4.50%, 3/10/10	100,656
55,000	Transamerican Financial Corp. CP, 0.00%, 3/1/10	54,739
50,000	Xerox Corp., 6.875%, 8/15/11	53,428
		1,096,122

Short Term US Gov't/Gov't Agency - 23.99%
100,000	Federal National Mortgage Association, 2.00%, 1/30/12	101,313
100,000	Federal Home Loan Bank, 1.30%, 9/15/11	100,031
200,000	Federal National Mortgage Association, 1.625%, 11/25/11	200,187
100,000	Federal Home Loan Mortgage, 1.625%, 8/11/11	100,256
100,000	Federal National Mortgage Association, 2.00%, 1/9/12	101,468
15,000	IB-Fed HM LN BK, 3.66%, 9/30/10	15,338
1,800	Ishares Barclays 1-3 Year Treasury Bond Fund	149,328
		767,921

TOTAL FOR BONDS (Cost $2,236,564) - 70.55%		2,258,418

SHORT TERM INVESTMENTS - 28.94%
926,409	Federated Prime Obligations Fund 0.14% * (Cost $926,409)	926,409

TOTAL INVESTMENTS (Cost $3,162,973) - 99.49%		3,184,827

OTHER ASSETS LESS LIABILITIES - 0.51%		16,247

NET ASSETS - 100.00%		$ 3,201,074

* Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
**Callable bond in the year 2009.
The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

	STAAR Larger Company Stock Fund
	Schedule of Investments
	December 31,2009

Shares		Value

Alternative Categories - 0.57%
200	Prudhoe Bay Royality Trust	$ 16,560

Larger Company Stocks - 74.08%
10,759	American Fundamental Investors Fund Class-F-1	352,023
7,793	American Washington Mutual Investors Fund Class-F-1	191,560
300	Anadarko Petroleum Corp.	18,726
6,872	Brandywine Blue	148,376
440	Calamos Growth Fund Class-A *	19,561
1,651	Dodge & Cox Stock Fund	158,762
600	EMC Corp. *	10,482
100	Flowserv Corp.	9,453
12,575	Franklin Rising Dividends Fund Class-A *	350,961
12,652	Heartland Select Value *	315,156
200	IBM Corp.	26,180
500	Internet HOLDR's ADR	29,120
200	I-Shares DJ US Healthcare Sector Index	12,764
600	I-Shares DJ US Medical Devices Index	31,787
200	I-Shares Russell Midcap Growth Index Fund	9,068
700	I-Shares S&P 500 Index	78,267
300	I-Shares GSSI Natural Resources Index Fund	10,293
300	ITT Corp.	14,922
200	Kellogg Co.	10,640
4,826	Mairs & Power Growth	304,623
300	McDermott International Panama *	7,203
2,239	Tocqueville Fund *	44,610
100	Walgreen Corp.	3,672
100	Waters Corp. *	6,196
		2,164,405

TOTAL FOR SECURITIES (Cost $2,105,551) - 74.65%		2,180,965

SHORT TERM INVESTMENTS - 25.45%
743,830	Federated Prime Obligations Fund 0.14% ** (cost $743,830)	743,830

TOTAL INVESTMENTS (Cost $2,849,381) - 100.10%		2,924,795

OTHER ASSETS LESS LIABILITIES - (0.10)%		(2,998)

NET ASSETS - 100.00%		$ 2,921,797

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

	STAAR Smaller Company Stock Fund
	Schedule of Investments
	December 31,2009

Shares		Value

Smaller Company Stocks - 77.00%
700	Big Lots, Inc. *	$ 20,286
10,138	Columbia Acorn Fund Class-Z *	250,214
300	Corporate Executive Board Co.	6,846
11,613	Franklin Microcap Value Fund *	314,006
200	ICU Medical, Inc. *	7,288
200	Ishares Russell 2000 Index Fund	12,488
2,000	Ishares Russell 2000 Value Index Fund	116,080
8,387	Keeley Smallcap Value Fund Class-A *	166,224
500	Nalco Holding Co.	12,755
200	NVE Corp. *	8,256
100	Papa Johns International, Inc. *	2,336
200	Powell Industries, Inc. *	6,306
1,000	Powershares Lux Nanotech	10,490
1,000	Powershares Wilderhill Clean Energy *	11,000
100	Quality Systems, Inc.	6,280
19,678	Royce Microcap Investment Fund *	269,988
26,016	Royce Opportunity Fund *	234,928
8,826	Satuit Capital Microcap Fund Class-A *	217,814
200	Shaw Group, Inc. *	5,750
100	Terra Nitrogen Co., L.P.	10,408
1,600	Textainer Group Holding Ltd.	27,040
15,083	The Aberdeen Small Cap Fund Class A *	181,292
300	United Guardian, Inc.	3,444
100	Walter Energy, Inc.	7,531
80,802	Wasatch Smallcap Value Fund *	234,325
300	Web MD Health Corp. *	11,547
500	Wisdom Tree Smallcap Dividend	19,400
		2,174,322

TOTAL FOR SECURITIES (Cost $2,291,561) - 77.00%		2,174,322

SHORT TERM INVESTMENTS - 23.10%
652,336	Federated Prime Obligations Fund 0.14% ** (cost $652,336)	652,336

TOTAL INVESTMENTS (Cost $2,943,897) - 100.10%		2,826,658

OTHER ASSETS LESS LIABILITIES - (0.10)%		(2,728)

NET ASSETS - 100.00%		$ 2,823,930

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

	STAAR International Fund
	Schedule of Investments
	December 31,2009

Shares		Value

International - 67.61%
13,668	Aberdeen International Equity Institutional Fund	$ 169,892
200	Accenture Plc.	8,300
10,548	American Europacific Growth Fund Class-F-1 *	402,414
200	American Movil S.A.B. ADR	9,396
100	Diageo Plc. ADR	6,941
7,777	Harbor International Institutional Fund *	426,718
1,000	I-Shares MSCI Australia Index Fund	22,840
500	I-Shares MSCI Austria Index Fund	9,780
1,800	I-Shares MSCI Belgium Index Fund	22,968
1,500	I-Shares MSCI EAFE Index Fund	82,920
1,000	I-Shares MSCI Japan Index Fund	9,740
1,500	I-Shares MSCI Taiwan Index Fund *	19,455
550	I-Shares MSCI S&P Latin America 40 Index Fund	26,285
4,301	Marsico International Opportunities Fund *	51,530
10,118	Putnam International Capital Opportunities Fund Class-A *	306,665
11,318	Saturna Sextant International Institutional Fund *	161,614
1,000	Siliconware Precision Industries Co.	7,010
46,451	Franklin Templeton Foreign Fund Class A *	304,257
		2,048,725
Developing Markets - 12.76%
300	Builders Emerging Markets 50 ADR Index	13,239
551	Eaton Vance Greater India Fund Class-A *	12,874
500	First Trust ISE Chindia Index	10,670
14,036	Franklin Templeton Developing Markets Fund Class A *	309,353
200	I-Shares MSCI Brazil Index Fund	14,922
1,000	I-Shares MSCI Malaysia Index Fund	10,620
200	SPDR S&P Emerging Asia Pacific Fund	14,836
		386,514

TOTAL FOR SECURITIES (Cost $1,855,198) - 80.37%		2,435,239

SHORT TERM INVESTMENTS - 19.74%
598,157	Federated Prime Obligations Fund 0.14% * (cost $598,157)	598,157

TOTAL INVESTMENTS (Cost $2,453,355) - 100.11%		3,033,396

OTHER ASSETS LESS LIABILITIES - (0.11)%		(3,271)

NET ASSETS - 100.00%		$ 3,030,125

* Non-income producing securities during the period.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

	STAAR Alternative Categories Fund
	Schedule of Investments
	December 31, 2009

Shares		Value

Alternative Categories - 17.88%
200	DJ Wilshire REIT Exchange Traded Fund	$ 9,842
1,500	First Trust-ISE Revere Natural Gas	26,385
5,841	Franklin Natural Resources Fund Class-A *	181,290
11,609	Live Oak Health Sciences Fund *	140,240
400	Powershares DB Agriculture Fund *	10,576
200	Prudhoe Bay Royality Trust	16,560
1,125	Vanguard Health Care Fund	135,268
		520,161
Developing - 2.03%
118	Eaton Vance Greater India Fund Class-A *	2,746
900	First Trust ISE Chindia Index	19,206
500	SPDR S&P Emerging Asia Pacific Fund	37,090
		59,042
Global - 10.03%
1,179	American Smallcap World Fund Class-F-1 *	36,855
7,815	Franklin Global Mutual Discovery Fund Class-A	208,805
500	I-Shares S&P Global Infrastructure Fund	17,040
800	Market Vectors-Nuclear Energy ETF	18,128
600	Powershares Global Water Portfolio	10,896
		291,724
International - 8.62%
200	Accenture Plc.	8,300
200	American Movil S.A.B. ADR	9,396
200	Diageo Plc. ADR	13,882
1,500	I-Shares MSCI Australia Index Fund	34,260
350	I-Shares MSCI EAFE Index Fund	19,348
1,000	I-Shares MSCI Japan Index Fund	9,740
200	I-Shares MSCI Spain Index Fund	9,608
250	I-Shares S&P Latin America 40 Index Fund Class-F	11,948
3,849	Ivy Pacific Opportunities Fund Class-A *	57,350
3,730	Matthews Asian Growth & Income Fund	58,825
1,200	Siliconware Precision Industries Co.	8,412
600	WisdomTree International Financial Sector Fund	9,600
		250,669
Larger Company Stocks - 17.26%
300	Anadarko Petroleum Corp.	18,726
600	EMC Corp. *	10,482
100	Flowserv Corp.	9,453
800	Internet HOLDR's	46,592
300	I-Shares DJ US Basic Materials Sector Fund	17,973
400	I-Shares DJ US Health Care Sector Index Fund	25,528
1,200	I-Shares DJ US Medical Devices Index Fund	63,575
200	I-Shares Russell Midcap Growth Index Fund	9,068
200	McDermott International Panama *	4,802
1,586	Muhlenkamp Fund *	80,371
5,898	Neuberger Berman Focus Fund Class-Advisor *	52,317
900	Powershares Cleantech Portfolio	22,086
2,183	Vanguard Energy Fund	131,219
100	Walgreen Corp.	3,672
100	Waters Corp. *	6,196
		502,060
Long Term Corporate - 1.48%
3,000	Pimco Corporate Opportunity Fund	43,200

Smaller Company Stocks - 5.45%
300	Corporate Executive Board Co.	6,846
400	ICU Medical, Inc. *	14,576
500	Ishares Russell 2000 Index Fund	31,220
200	NVE Corp. *	8,256
100	Papa Johns International, Inc. *	2,336
200	Powell Industries *	6,306
1,500	Powershares Lux Nanotech	15,735
1,000	Powershares Wilderhill Clean Energy Fund *	11,000
100	Quality Systems, Inc.	6,280
100	Terra Nitrogen Co., L.P.	10,408
1,000	Textainer Group Holding Ltd.	16,900
1,200	United Guardian Inc.	13,776
200	Walter Energy, Inc.	15,062
		158,701
Developing Markets - 1.82%
1,200	Builders Emergining Markets 50 ADR Index	52,956

TOTAL FOR SECURITIES (Cost $1,584,512) - 64.56%		1,878,513

SHORT TERM INVESTMENTS - 35.47%
1,031,976	Federated Prime Obligations Fund 0.14% ** (cost $1,031,976)	1,031,976

TOTAL INVESTMENTS (Cost $2,616,488) - 100.03%		2,910,489

OTHER ASSETS LESS LIABILITIES - (0.03)%		(946)

NET ASSETS - 100.00%		$ 2,909,543

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.
The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

For the year Ended December 31, 2009

Assets:	GBF	STBF	LCSF	SCSF	INTF	ACF
Investments in Securities, at Value (Cost $2,133,932; $3,162,973; $2,849,381; $2,943,897; $2,453,355; $2,616,488, respectively)	$2,176,769	$3,184,827	$2,924,795	$2,826,658	$3,033,396	$2,910,489
Cash	-	-	-	-	-	-
Receivables:
Prepaid Expenses	891	1,252	870	798	854	846
Dividends and Interest	18,810	19,725	164	312	110	2,326
Total Assets	2,196,470	3,205,804	2,925,829	2,827,768	3,034,360	2,913,661
Liabilities:
Payables:
Accrued Management Fees to Affiliate	274	400	939	903	964	932
Other Accrued Expenses	3,069	4,330	3,093	2,935	3,271	3,186
Dividends Payable	-	-	-	-	-	-
Securities Purchased	-	-	-	-	-	-
Total Liabilities	3,343	4,730	4,032	3,838	4,235	4,118
Net Assets	$2,193,127	$3,201,074	$2,921,797	$2,823,930	$3,030,125	$2,909,543

Net Assets Consist of:
Paid In Capital	$2,347,170	$3,210,028	$3,236,297	$3,689,372	$2,565,600	$2,859,799
Accumulated Undistributed Net Investment Income (Loss) on Investments	126	(9,400)	(219,978)	(333,032)	(89,780)	(91,304)
Accumulated Undistributed Realized Loss on Investments	(197,006)	(21,408)	(169,936)	(415,171)	(25,736)	(152,953)
Unrealized Appreciation/ (Depreciation) in Value of Investments	42,837	21,854	75,414	(117,239)	580,041	294,001
Net Assets (for 222,474; 346,798; 277,836; 303,074; 264,863; 253,038, shares outstanding respectively)	$2,193,127	$3,201,074	$2,921,797	$2,823,930	$3,030,125	$2,909,543
Net Asset Value and Offering Price Per Share	$ 9.86	$ 9.23	$ 10.52	$ 9.32	$ 11.44	$ 11.50

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the year Ended December 31, 2009

	GBF	STBF	LCSF	SCSF	INTF	ACF
Investment Income:
Dividends (Net of foreign taxes withheld $0, $0, $63, $0, $0 and $0, respectively	$ 14,308	$ 5,554	$ 25,644	$ 11,451	$ 32,767	$ 29,972
Interest	87,159	95,012	4,294	3,849	3,146	5,810
Total Investment Income	101,467	100,566	29,938	15,300	35,913	35,782

Expenses:
Advisory Fees (Note 3)	8,485	12,083	23,624	21,624	23,025	23,287
Distribution Fees	604	3,455	203	166	267	232
Transfer Agent and Fund Accounting Fees	8,816	12,408	9,552	8,708	9,250	9,278
Administrative Fees	2,439	3,452	2,625	2,403	2,559	2,588
Audit Fees	8,382	12,105	9,143	8,385	9,372	9,195
Legal Fees	3,009	4,280	3,098	2,798	2,917	3,045
Custody Fees	3,187	3,364	3,301	3,470	3,316	4,108
Printing Fees	801	1,091	851	806	837	843
Insurance Fees	1,840	2,530	1,665	1,403	1,476	1,590
Compliance Fees	1,237	1,723	1,168	1,002	1,059	1,154
Director's Fees	1,513	2,098	1,568	1,424	1,518	1,621
Other	2,072	3,740	3,148	3,198	3,345	3,330
Total Expenses	42,385	62,329	59,946	55,387	58,941	60,271
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	-	-
Total Expenses	42,385	62,329	59,946	55,387	58,941	60,271

Net Investment Income/(Loss)	59,082	38,237	(30,008)	(40,087)	(23,028)	(24,489)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(55,195)	(16,643)	(46,291)	(62,435)	(25,995)	(153,115)
Net Change in Unrealized Appreciation on Investments	137,120	40,134	482,672	669,827	749,847	620,893
Net Realized and Unrealized Gain on Investments	81,925	23,491	436,381	607,392	723,852	467,778

Net Increase in Net Assets Resulting from Operations	$ 141,007	$ 61,728	$ 406,373	$ 567,305	$ 700,824	$ 443,289

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

STAAR General Bond Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	12/31/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Income	$ 59,082	$ 132,963
Net Realized Loss on Investments	(55,195)	(135,612)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	137,120	(128,218)
Net Increase/(Decrease) in Net Assets Resulting from Operations	141,007	(130,867)

Distributions to Shareholders from:
Net Investment Income	(89,391)	(118,710)
Realized Gains	-	-
Return of Capital	(947)	-
Net Change in Net Assets from Distributions	(90,338)	(118,710)

Capital Share Transactions:
Proceeds from Sale of Shares	26,741	1,811,916
Shares Issued on Reinvestment of Dividends	89,854	118,402
Cost of Shares Redeemed	(617,759)	(2,035,120)
Net Decrease from Shareholder Activity	(501,164)	(104,802)

Net Assets:
Net Increase/(Decrease) in Net Assets	(450,495)	(354,379)
Beginning of Period	2,643,622	2,998,001
End of Period (Including Accumulated Undistributed Net
Investment Income of $126 and $31,382, respectively)	$ 2,193,127	$ 2,643,622

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

STAAR Short-Term Bond Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	12/31/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Income	$ 38,237	$ 33,376
Net Realized Loss on Investments	(16,643)	(4,398)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	40,134	(23,238)
Net Increase in Net Assets Resulting from Operations	61,728	14,536

Distributions to Shareholders from:
Net Investment Income	(52,543)	(28,225)
Realized Gains	-	-
Return of Capital	(568)	(8,845)
Net Change in Net Assets from Distributions	(53,111)	(37,070)

Capital Share Transactions:
Proceeds from Sale of Shares	228,810	2,664,207
Shares Issued on Reinvestment of Dividends	52,940	36,983
Cost of Shares Redeemed	(779,544)	(347,351)
Net Increase/(Decrease) from Shareholder Activity	(497,794)	2,353,839

Net Assets:
Net Increase/(Decrease) in Net Assets	(489,177)	2,331,305
Beginning of Period	3,690,251	1,358,946
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(9,400) and $5,474, respectively)	$ 3,201,074	$ 3,690,251

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

STAAR Larger Company Stock Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	12/31/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Loss	$ (30,008)	$ (15,352)
Net Realized Gain/(Loss) on Investments	(46,291)	(123,645)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	482,672	(1,273,160)
Net Increase/(Decrease) in Net Assets Resulting from Operations	406,373	(1,412,157)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	124,662	135,144
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(221,955)	(532,585)
Net Decrease from Shareholder Activity	(97,293)	(397,441)

Net Assets:
Net Decrease in Net Assets	309,080	(1,809,598)
Beginning of Period	2,612,717	4,422,315
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(219,978) and $(189,969), respectively)	$ 2,921,797	$ 2,612,717

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

STAAR Smaller Company Stock Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	12/31/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Loss	$ (40,087)	$ (36,196)
Net Realized Loss on Investments	(62,435)	(352,737)
Net Change in Unrealized Appreciation/Depreciation) on Investments	669,827	(884,773)
Net Increase/(Decrease) in Net Assets Resulting from Operations	567,305	(1,273,706)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	270,013	45,891
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(201,281)	(626,092)
Net Increase/(Decrease) from Shareholder Activity	68,732	(580,201)

Net Assets:
Net Increase/(Decrease) in Net Assets	636,037	(1,853,907)
Beginning of Period	2,187,893	4,041,800
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(333,032) and $(292,945), respectively)	$ 2,823,930	$ 2,187,893

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

STAAR International Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	12/31/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Loss	$ (23,028)	$ (9,112)
Net Realized Gain/(Loss) on Investments	(25,995)	232,392
Net Change in Unrealized Appreciation/(Depreciation) on Investments	749,847	(2,137,943)
Net Increase/(Decrease) in Net Assets Resulting from Operations	700,824	(1,914,663)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(232,133)
Net Change in Net Assets from Distributions	-	(232,133)

Capital Share Transactions:
Proceeds from Sale of Shares	219,363	87,048
Shares Issued on Reinvestment of Dividends	-	230,867
Cost of Shares Redeemed	(218,615)	(1,680,066)
Net Increase/(Decrease) from Shareholder Activity	748	(1,362,151)

Net Assets:
Net Increase/(Decrease) in Net Assets	701,572	(3,508,947)
Beginning of Period	2,328,553	5,837,500
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(89,780) and $(66,752), respectively)	$ 3,030,125	$ 2,328,553

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

STAAR Alternative Categories Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	12/31/2009	12/31/2008
Increase in Net Assets From Operations:
Net Investment Loss	$ (24,489)	$ (5,949)
Net Realized Gain/(Loss) on Investments	(153,115)	179,668
Net Change in Unrealized Appreciation/(Depreciation) on Investments	620,893	(1,356,215)
Net Increase/(Decrease) in Net Assets Resulting from Operations	443,289	(1,182,496)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(179,506)
Net Change in Net Assets from Distributions	-	(179,506)

Capital Share Transactions:
Proceeds from Sale of Shares	277,275	252,140
Shares Issued on Reinvestment of Dividends	-	178,635
Cost of Shares Redeemed	(187,190)	(514,339)
Net Increase/(Decrease) from Shareholder Activity	90,085	(83,564)

Net Assets:
Net Increase/(Decrease) in Net Assets	533,374	(1,445,566)
Beginning of Period	2,376,169	3,821,735
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(91,304) and $(66,815), respectively)	$ 2,909,543	$ 2,376,169

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

FINANCIAL HIGHLIGHTS

STAAR General Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 9.65	$ 10.14	$ 10.11	$ 10.06	$ 10.45

Income From Investment Operations:
Net Investment Income *	0.24	0.33	0.35	0.35	0.35
Net Gain (Loss) on Securities (Realized and Unrealized)	0.34	(0.51)	0.10	0.01	(0.34)
Total from Investment Operations	0.58	(0.18)	0.45	0.36	0.01

Distributions:
From Net Investment Income	(0.37)	(0.31)	(0.42)	(0.31)	(0.40)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	(0.37)	(0.31)	(0.42)	(0.31)	(0.40)

Net Asset Value, at End of Period	$ 9.86	$ 9.65	$ 10.14	$ 10.11	$ 10.06

Total Return **	6.13%	(1.74)%	4.53%	3.73%	0.11%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,193	$ 2,644	$ 2,998	$ 3,688	$ 1,791
Ratio of Expenses to Average Net Assets	1.75%	1.44%	1.56%	1.33%	1.31%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.44%	3.32%	3.48%	3.47%	3.40%
Portfolio Turnover	37.18%	103.60%	30.22%	40.48%	17.84%
Such Ratios are After Effect of Expenses Waived	-	-	-	$ 0.01	$ 0.02

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

FINANCIAL HIGHLIGHTS

STAAR Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 9.21	$ 9.38	$ 9.30	$ 9.21	$ 9.40

Income From Investment Operations:
Net Investment Income *	0.10	0.17	0.31	0.28	0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	0.06	(0.15)	0.10	0.04	(0.23)
Total from Investment Operations	0.16	0.02	0.41	0.32	0.01

Distributions:
From Net Investment Income	(0.14)	(0.19)	(0.33)	(0.23)	(0.20)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	(0.14)	(0.19)	(0.33)	(0.23)	(0.20)

Net Asset Value, at End of Period	$ 9.23	$ 9.21	$ 9.38	$ 9.30	$ 9.21

Total Return **	1.79%	0.19%	4.41%	3.50%	0.07%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,201	$ 3,690	$ 1,358	$ 1,494	$ 983
Ratio of Expenses to Average Net Assets	1.82%	1.58%	1.41%	1.12%	1.02%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.11%	1.87%	3.33%	3.04%	2.60%
Portfolio Turnover	78.72%	115.00%	41.49%	11.79%	48.02%
Such Ratios are After Effect of Expenses Waived	-	-	-	$ 0.01	$ 0.03

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

STAAR Larger Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

		Years Ended
	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 9.03	$ 13.56	$ 14.05	$ 13.14	$ 12.67

Income From Investment Operations:
Net Investment Income *	(0.11)	(0.05)	(0.09)	(0.08)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.60	(4.48)	0.59	1.32	0.59
Total from Investment Operations	1.49	(4.53)	0.50	1.24	0.47

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	-	-	(0.99)	(0.33)	-
Total from Distributions	-	-	(0.99)	(0.33)	-

Net Asset Value, at End of Period	$ 10.52	$ 9.03	$ 13.56	$ 14.05	$ 13.14

Total Return **	16.50%	(33.41)%	3.57%	9.44%	3.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,922	$ 2,613	$ 4,422	$ 4,488	$ 4,786
Ratio of Expenses to Average Net Assets	2.30%	1.91%	1.90%	1.84%	1.97%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.15)%	(0.42)%	(0.59)%	(0.56)%	(0.94)%
Portfolio Turnover	17.08%	15.99%	36.83%	22.95%	14.00%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

STAAR Smaller Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 7.41	$ 11.38	$ 13.87	$ 14.85	$ 15.43

Income From Investment Operations:
Net Investment Income *	(0.13)	(0.11)	(0.14)	(0.17)	(0.23)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.04	(3.86)	(0.33)	2.26	1.04
Total from Investment Operations	1.91	(3.97)	(0.47)	2.09	0.81

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	-	-	(2.02)	(3.07)	(1.39)
Total from Distributions	-	-	(2.02)	(3.07)	(1.39)

Net Asset Value, at End of Period	$ 9.32	$ 7.41	$ 11.38	$ 13.87	$ 14.85

Total Return **	25.78%	(34.89)%	(3.40)%	14.22%	5.22%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,824	$ 2,188	$ 4,041	$ 4,850	$ 5,026
Ratio of Expenses to Average Net Assets	2.31%	1.96%	1.92%	1.83%	1.96%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.68)%	(1.17)%	(0.98)%	(1.06)%	(1.50)%
Portfolio Turnover	14.03%	16.27%	40.26%	37.46%	23.04%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

STAAR International Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 8.70	$ 16.33	$ 15.62	$ 13.54	$ 11.59

Income From Investment Operations:
Net Investment Income *	(0.09)	(0.03)	0.09	(0.01)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.83	(6.64)	2.35	2.90	1.99
Total from Investment Operations	2.74	(6.67)	2.44	2.89	1.95

Distributions:
From Net Investment Income	-	-	(0.09)	-	-
From Net Realized Gain	-	(0.96)	(1.64)	(0.81)	-
Total from Distributions	-	(0.96)	(1.73)	(0.81)	-

Net Asset Value, at End of Period	$ 11.44	$ 8.70	$ 16.33	$ 15.62	$ 13.54

Total Return **	31.49%	(40.82)%	15.63%	21.38%	16.82%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,030	$ 2,329	$ 5,837	$ 5,378	$ 4,750
Ratio of Expenses to Average Net Assets	2.31%	1.96%	1.92%	1.86%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.90)%	(0.25)%	0.51%	(0.06)%	(0.34)%
Portfolio Turnover	15.30%	21.47%	18.46%	15.66%	16.23%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

FINANCIAL HIGHLIGHTS

STAAR Alternative Categories Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Years Ended
	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005

Net Asset Value, at Beginning of Period	$ 9.74	$ 15.58	$ 14.46	$ 14.28	$ 13.25

Income From Investment Operations:
Net Investment Income *	(0.10)	(0.03)	(0.01)	(0.08)	(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.86	(5.01)	2.09	1.75	1.70
Total from Investment Operations	1.76	(5.04)	2.08	1.67	1.57

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	-	(0.80)	(0.96)	(1.49)	(0.54)
Total from Distributions	-	(0.80)	(0.96)	(1.49)	(0.54)

Net Asset Value, at End of Period	$ 11.50	$ 9.74	$ 15.58	$ 14.46	$ 14.28

Total Return **	18.07%	(32.37)%	14.45%	11.65%	11.91%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,910	$ 2,376	$ 3,821	$ 3,095	$ 3,445
Ratio of Expenses to Average Net Assets	2.34%	1.90%	1.91%	1.89%	2.01%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.95)%	(0.19)%	(0.08)%	(0.55)%	(0.94)%
Portfolio Turnover	34.12%	32.95%	19.88%	11.08%	35.48%
Such Ratios are After Effect of Expenses Waived	-	-	-	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR General Bond Fund (GBF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Smaller Company Stock Fund (SCSF)

               STAAR International Fund (INTF)

               STAAR Alternative Categories Fund (ACF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices* subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (FAS 157) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

GBF                                                                   Investments

Valuation Inputs:                                               In Securities

Level 1 – Quoted Prices                                       $  288,033

Level 2 – Significant Other Observable Inputs    1,888,736

Level 3 – Significant Unobservable Inputs                         -

Total                                                                    $2,176,769

STBF                                                                 Investments

Valuation Inputs:                                               In Securities

Level 1 – Quoted Prices                                      $    926,409

Level 2 – Significant Other Observable Inputs     2,258,418

Level 3 – Significant Unobservable Inputs                         -

Total                                                                    $3,184,827

LCSF                                                                 Investments

Valuation Inputs:                                               In Securities

Level 1 – Quoted Prices                                       $2,924,795

Level 2 – Significant Other Observable Inputs                   -

Level 3 – Significant Unobservable Inputs                         -

Total                                                                     $2,924,795

SCSF                                                                 Investments

Valuation Inputs:                                               In Securities

Level 1 – Quoted Prices                                       $2,826,658

Level 2 – Significant Other Observable Inputs                   -

Level 3 – Significant Unobservable Inputs                         -

Total                                                                    $2,826,658

INTF                                                                  Investments

Valuation Inputs:                                               In Securities

Level 1 – Quoted Prices                                       $3,033,396

Level 2 – Significant Other Observable Inputs                   -

Level 3 – Significant Unobservable Inputs                         -

Total                                                                    $3,033,396

ACF                                                                   Investments

Valuation Inputs:                                               In Securities

Level 1 – Quoted Prices                                       $2,910,489

Level 2 – Significant Other Observable Inputs                   -

Level 3 – Significant Unobservable Inputs                         -

Total                                                                    $2,910,489

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.  Management has evaluated subsequent events until March 1, 2010, when the financial statements were issued.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

In 2006, the Board of Trustees approved a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund.  The Board has made annual extensions to the Management Agreement in through the period of December  2010.  The extensions provides that the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.35% for the STBF, 0.35% for the GBF, and 0.90% for all other portfolios.

The president of the investment Advisor is the organizer of the Trust.  The Management Agreement provides for an expense reimbursement from the investment Advisor if the Trust’s total expense for any series (Fund), exclusive of taxes, interest, cost of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceeded the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-ended investment companies by any state in which shares of such series are then qualified.  The Management Agreement also stipulates that all organizational expenses of the Trust were paid by the investment Advisor as well as certain marketing, legal, accounting, transfer agent, and custodial services for the first two years.  Such costs continued to be absorbed by the investment Advisor through December 31, 2001, except for marketing and certain other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below, was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the investment Advisor no longer absorbed 12b-1 fees.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value at respective dates of purchase.  Those affiliated persons held aggregate investments in the respective funds as of December 31, 2009, as follows:

	Shares Owned
Affiliates	GBF	STBF	LCSF	SCSF	INTF	ACF
J. Andre Weisbroad, Trustee, Interested Director, Chairman, & Family	3,361	2,183	14,572	16,099	16,387	24,987
Jeffrey A. Dewhirst, Trustee, Independent Director, Secretary, & Family	-	-	-	-	-	-
Richard Levkoy, Trustee, Independent Director, Chairman of the Audit Committee	-	-	-	-	-	-
Thomas J. Smith, Trustee, Independent Director	-	-	-	-	-	-
Employees	-	-	-	2,514	-	-
Other Affiliated Persons	-	-	-	-	-	-
Total Number of Shares	3,361	2,183	14,572	18,613	16,387	24,987

	December 31, 2009 Value of Shares Owned
Affiliates	GBF	STBF	LCSF	SCSF	INTF	ACF
J. Andre Weisbroad, Trustee, Interested Director, Chairman, & Family	$33,138	$20,147	$153,302	$150,047	$187,473	$287,352
Jeffrey A. Dewhirst, Trustee, Independent Director, Secretary, & Family	-	-	-	-	-	-
Richard Levkoy, Trustee, Independent Director, Chairman of the Audit Committee	-	-	-	-	-	-
Thomas J. Smith, Trustee, Independent Director	-	-	-	-	-	-
Employees	-	-	-	23,429	-	-
Other Affiliated Persons	-	-	-	-	-	-
Total Value of Shares Owned	$33,138	$20,147	$153,302	$173,476	$187,473	$287,352

Mr. Weisbrod is an interested director because he is an owner of the Advisor.

Aggregate annual Trustee fees were $9,600 for 2009 and 2008.

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2009 was $2,347,170 representing 222,474 shares outstanding for the GBF, $3,210,028 representing 346,798 shares outstanding for the STBF, $3,236,297 representing 277,836 shares outstanding for the LCSF, $3,689,372 representing 303,074 shares outstanding for the SCSF, $2,565,600 representing 264,863 shares outstanding for the INTF, and $2,859,799 representing 253,038 shares outstanding for the ACF.  Transactions in capital shares were as follows:

SHARES	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	2,780	24,964	13,170	34,946	22,572	27,590
Shares issued on Reinvestment of Dividends	9,281	5,752	-	-	-	-
Shares Redeemed	(63,548)	(84,618)	(24,765)	(27,262)	(25,427)	(18,449)
Net Increase (Decrease)	(51,487)	(53,903)	(11,595)	7,684	(2,855)	9,141

DOLLARS	GBF	STBF	LCSF	SCSF	INTF	ACF
Sale of Shares	$26,741	$228,810	$124,662	$270,013	$219,363	$ 277,275
Shares issued on Reinvestment of Dividends	89,854	52,940	---	---	---	---
Shares Redeemed	(617,759)	(779,544)	(221,955)	(201,281)	(218,615)	(187,190)
Net Increase (Decrease)	$(501,164)	$(497,794)	(97,293)	$68,732	$ 748	$ 90,085

Note 5. Investment Transactions

For the year ended December 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $768,412 and $1,399,127 for the GBF, $2,197,269 and $1,802,733 for the STBF, $327,972 and $454,823 for the LCSF, $284,146 and $245,649 for the SCSF, $308,806 and $373,578 for the INTF, and $545,446 and $561,015 for the ACF, respectively.

Note 6. Tax Matters

At December 31, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$57,280	$(14,443)	$42,837

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$34,487	$(12,633)	$21,854

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$309,197	$(233,783)	$75,414

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$262,242	$(379,481)	$(117,239)

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$632,453	$(52,412)	$580,041

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$374,012	$(80,011)	$294,001

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

GBF	Value
Undistributed ordinary income	$ 126
Undistributed long-term capital loss	(197,006)
Unrealized appreciation on investments	42,837

STBF	Value
Undistributed ordinary loss	$ (9,400)
Undistributed long-term capital loss	(21,408)
Unrealized appreciation on investments	21,854

LCSF	Value
Undistributed ordinary loss	$ (219,978)
Undistributed long-term capital loss	(169,936)
Unrealized depreciation on investments	75,414

SCSF	Value
Undistributed ordinary loss	$ (333,032)
Undistributed long-term capital loss	(415,171)
Unrealized depreciation on investments	(117,239)

INTF	Value
Undistributed ordinary loss	$ (89,780)
Undistributed long-term capital loss	(25,736)
Unrealized appreciation on investments	580,041

ACF	Value
Undistributed ordinary loss	$ (91,304)
Undistributed long-term capital loss	(152,953)
Unrealized appreciation on investments	294,001

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid in 2009 are as follows:

For the fiscal year ended December 31, 2009 the GBF paid an ordinary distribution of $89,391, and a return of capital distribution of $947 for a total distribution of $90,338.

For the fiscal year ended December 31, 2009 the STBF paid an ordinary distribution of $52,543 and a return of capital distribution of $568 for a total distribution of $53,111.

As of December 31, 2009, the following net capital loss carryforwards existed for federal income tax purposes:

Year expiring	GBF	STBF	LCSF	SCSF	INTF	ACF
2012	$ 3,821	$ -	$ -	$ -
2013	1,524	4,765	-	-
2014	711	-	-	-
2015	142	-	-	-
2016	135,613	-	123,645	352,736
2017	55,195	16,643	46,291	62,435	25,995	153,115
	$ 197,006	$ 21,408	$ 169,936	$ 415,171	$ 25,995	$ 153,115

The above capital loss caryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7. New Accounting Pronouncements

The Fund adopted Accounting Standards Codification 840-35-51 (Financial Accounting Standards Board Staff Position No. 157-4) – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.  At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

STAAR INVESTMENT TRUST

AUDITOR’S OPINION

DECEMBER 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees

Staar Investment Trust

We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended .  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodians.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Carson & Co, LLC

Sewickley, Pennsylvania

February 26, 2010

STAAR Investment Trust
Expense Illustration
December 31, 2009 (Unaudited)

Expense Example

As a shareholder of the STAAR Investment Trust, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2009	December 31, 2009	July 1,2009 to December 31,2009

Actual	$1,000.00	$1,035.85	$8.98
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2009	December 31, 2009	July 1,2009 to December 31,2009

Actual	$1,000.00	$1,008.21	$9.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.03	$9.25

* Expenses are equal to the Fund's annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2009	December 31, 2009	July 1,2009 to December 31,2009

Actual	$1,000.00	$1,156.04	$12.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.61	$11.67

* Expenses are equal to the Fund's annualized expense ratio of 2.30%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2009	December 31, 2009	July 1,2009 to December 31,2009

Actual	$1,000.00	$1,179.75	$12.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.56	$11.72

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2009	December 31, 2009	July 1,2009 to December 31,2009

Actual	$1,000.00	$1,194.15	$12.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.56	$11.72

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

		Alternative
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2009	December 31, 2009	July 1,2009 to December 31,2009

Actual	$1,000.00	$1,131.89	$12.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.41	$11.88

* Expenses are equal to the Fund's annualized expense ratio of 2.34%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

TRUSTEES AND OFFICERS

DECEMBER 31, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
J. Andre Weisbrod 2698 Hunters Point Dr. Wexford, PA 15090, 60	President/Trustee	Continuous, 13 yrs.	1 Series Trust (6 Funds)	President, STAAR Financial Advisors, Board Of Directors Entrepreneurial Thursdays
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 57	Trustee	Continuous, 8 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 71	Trustee	Continuous, 9.5 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 400 Broad Street STE 205 P.O. Box 35 Sewickley, PA 15143, 61	Secretary/Trustee	Continuous, 13 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2009  (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Investment Advisory Renewal Agreement

The Trustees of The Staar Investment Trust have reviewed the form and terms of the Investment Advisory Agreement with Staar Financial Advisors, Inc. (the “Advisor”), dated January 1, 2009 (the “Agreement”),  and examined the Advisor’s performance under the Agreement.  The Trustees approved the extension of the Agreement for the period from January 1, 2009 to December 31, 2009; and that the Agreement be extended for the period from January 1, 2010 to December 31, 2010.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Carson & Co., LLC

P.O. Box 395

1601 Village Commons Dr.

Sewickley, PA 15143

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

ITEM 2. CODE OF ETHICS.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was

Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of

Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant, Carson & Co., LLC of Sewickley, PA, conducted the 2009 annual audit and related services for the Trust and billed the Trust $45,692 for these services.

(a)  Audit Fees

FY 2009

$ 19,660

FY 2008

$ 26,790

(b) Audit-Related Fees

FY 2009

$ 17,408

FY 2008

$ 7,022

(c) Tax Fees

FY 2009

$ 8,624

FY 2008

$ 5,352

Nature of the fees:

Preparation of tax returns

(d)  All Other Fees

FY 2009

$ 0

FY 2008

$ 182

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls or in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

----------------------------------------

Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 03/09/2010

The STAAR Investment Trust

(Registrant)

Date 03/09/2010